UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MDE Group, Inc.
Address: 465 South Street, Suite 304
         Morristown, NJ  07960

13F File Number:  028-14503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Emil Coscarelli
Title:     Chief Compliance Officer
Phone:     973-206-7100

Signature, Place, and Date of Signing:

 /s/ Emil Coscarelli     Morristown, NJ     April 19, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    65

Form 13F Information Table Value Total:    $391,460 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      460     5156 SH       SOLE                     5156        0        0
ALTRIA GROUP INC               COM              02209s103      429    13912 SH       SOLE                    13912        0        0
APPLE INC                      COM              037833100     2140     3569 SH       SOLE                     3569        0        0
ASTRAZENECA PLC                SPONSORED ADR    046353108      396     8905 SH       SOLE                     8905        0        0
AT&T INC                       COM              00206r102      476    15248 SH       SOLE                    15248        0        0
BOEING CO                      COM              097023105      381     5127 SH       SOLE                     5127        0        0
BRISTOL MYERS SQUIBB CO        COM              110122108      467    13826 SH       SOLE                    13826        0        0
BUCKEYE PARTNERS L P           UNIT LTD PARTN   118230101     2447    40000 SH       SOLE                    40000        0        0
CHEVRON CORP NEW               COM              166764100      424     3958 SH       SOLE                     3958        0        0
CONOCOPHILLIPS                 COM              20825c104      441     5804 SH       SOLE                     5804        0        0
DENTSPLY INTL INC NEW          COM              249030107      441    11000 SH       SOLE                    11000        0        0
DIAGEO P L C                   SPON ADR NEW     25243Q205      402     4163 SH       SOLE                     4163        0        0
DOMINION RES INC VA NEW        COM              25746u109      362     7065 SH       SOLE                     7065        0        0
DU PONT E I DE NEMOURS & CO    COM              263534109      404     7631 SH       SOLE                     7631        0        0
E M C CORP MASS                COM              268648102      211     7055 SH       SOLE                     7055        0        0
EBAY INC                       COM              278642103      252     6842 SH       SOLE                     6842        0        0
EXXON MOBIL CORP               COM              30231g102      612     7060 SH       SOLE                     7060        0        0
GENERAL ELECTRIC CO            COM              369604103      709    35307 SH       SOLE                    35307        0        0
GENUINE PARTS CO               COM              372460105      336     5355 SH       SOLE                     5355        0        0
GILEAD SCIENCES INC            COM              375558103      455     9303 SH       SOLE                     9303        0        0
GOOGLE INC                     CL A             38259p508      376      587 SH       SOLE                      587        0        0
HCP INC                        COM              40414L109      376     9537 SH       SOLE                     9537        0        0
HEALTH CARE REIT INC           COM              42217K106      391     7115 SH       SOLE                     7115        0        0
HEINZ H J CO                   COM              423074103      427     7970 SH       SOLE                     7970        0        0
HSBC HLDGS PLC                 SPON ADR NEW     404280406      320     7220 SH       SOLE                     7220        0        0
INTEL CORP                     COM              458140100      703    25011 SH       SOLE                    25011        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      208      999 SH       SOLE                      999        0        0
INVESTORS BANCORP INC          COM              46146p102     1452    96700 SH       SOLE                    96700        0        0
ISHARES TR                     BARCLYS TIPS BD  464287176      369     3139 SH       SOLE                     3139        0        0
ISHARES TR                     S&P 500 INDEX    464287200    20161   142774 SH       SOLE                   142774        0        0
ISHARES TR                     BARCLYS 7-10 YR  464287440      310     3000 SH       SOLE                     3000        0        0
ISHARES TR                     HIGH YLD CORP    464288513      252     2776 SH       SOLE                     2776        0        0
ISHARES TR                     DJ AEROSPACE     464288760      204     3041 SH       SOLE                     3041        0        0
ISHARES TR                     DJ OIL EQUIP     464288844      253     4725 SH       SOLE                     4725        0        0
JOHNSON & JOHNSON              COM              478160104      525     7959 SH       SOLE                     7959        0        0
JPMORGAN CHASE & CO            COM              46625h100      460    10009 SH       SOLE                    10009        0        0
KAYNE ANDERSON MLP INVSMNT C   COM              486606106      253     8128 SH       SOLE                     8128        0        0
KIMBERLY CLARK CORP            COM              494368103      397     5377 SH       SOLE                     5377        0        0
KRAFT FOODS INC                CL A             50075n104      548    14415 SH       SOLE                    14415        0        0
LIBERTY MEDIA CORP             DEB 3.500% 1/1   530715an1        9    14901 PRN      SOLE                    14901        0        0
LILLY ELI & CO                 COM              532457108      449    11163 SH       SOLE                    11163        0        0
MERCK & CO INC NEW             COM              58933y105      609    15862 SH       SOLE                    15862        0        0
MERITOR INC                    COM              59001k100      211    26174 SH       SOLE                    26174        0        0
MICROSOFT CORP                 COM              594918104      749    23221 SH       SOLE                    23221        0        0
MONSANTO CO NEW                COM              61166w101      435     5458 SH       SOLE                     5458        0        0
NEXTERA ENERGY INC             COM              65339F101      443     7255 SH       SOLE                     7255        0        0
NOKIA CORP                     SPONSORED ADR    654902204       96    17535 SH       SOLE                    17535        0        0
NUPATHE INC                    COM              67059m100       56    15264 SH       SOLE                    15264        0        0
PATTERSON COMPANIES INC        COM              703395103      334    10000 SH       SOLE                    10000        0        0
PERRIGO CO                     COM              714290103      413     4000 SH       SOLE                     4000        0        0
PFIZER INC                     COM              717081103      360    15912 SH       SOLE                    15912        0        0
PHILIP MORRIS INTL INC         COM              718172109      465     5245 SH       SOLE                     5245        0        0
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN   726503105     1481    18875 SH       SOLE                    18875        0        0
PRAXAIR INC                    COM              74005p104      225     1962 SH       SOLE                     1962        0        0
PROCTER & GAMBLE CO            COM              742718109      284     4226 SH       SOLE                     4226        0        0
ROYAL DUTCH SHELL PLC          SPON ADR B       780259107      359     5088 SH       SOLE                     5088        0        0
SPDR GOLD TRUST                GOLD SHS         78463v107     1598     9858 SH       SOLE                     9858        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462f103   333261  2366742 SH       SOLE                  2366742        0        0
SWEDISH EXPT CR CORP           RG ENRGY ETN22   870297306      122    17169 SH       SOLE                    17169        0        0
TRAVELERS COMPANIES INC        COM              89417e109      330     5570 SH       SOLE                     5570        0        0
UNILEVER N V                   N Y SHS NEW      904784709      459    13498 SH       SOLE                    13498        0        0
VANGUARD INDEX FDS             TOTAL STK MKT    922908769     4999    69185 SH       SOLE                    69185        0        0
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     2565    58003 SH       SOLE                    58003        0        0
VERIZON COMMUNICATIONS INC     COM              92343v104      518    13552 SH       SOLE                    13552        0        0
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857w209      400    14440 SH       SOLE                    14440        0        0